Prepayments and deposits (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 0.7	$ 0.5
Prepaid transaction costs	5.7	0.6
Prepaid construction charges	3.1	1.4
Prepaid equipment deposits	33.4	86.1
Prepaid insurance	5.3	4.2
Other prepaids	3.6	2.4
Prepaids and deposits	$ 51.8	$ 95.2